Significant accounting policies - Lease Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Significant accounting policies
Weighted average incremental borrowing rate		1.32%
Operating lease commitments disclosed as at December 31, 2018			€ 3,004
Less: discounting effect using the lessee's incremental borrowing rate of the date of initial application			(126)
Less: short-term leases recognised on a straight-line basis as expense			€ (88)
Lease liability recognized as at January 1, 2019		€ 2,790
Current lease liabilities	€ 1,078	1,078
Non-current lease liabilities	€ 3,686	€ 1,712